UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    10/28/2005
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            59
                                         ------------
Form 13F Information Table Value Total:  $169,301,460
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      Com              88579Y101  4468211   60908          Sole             Sole      0    0
Bank of America Corp           Com              60505104  15533679  368971          Sole             Sole      0    0
Adv Neuromodulation Sys        Com              00757T101   343907    7246          Sole             Sole      0    0
American International Group   Com              26874107   4081939   65880          Sole             Sole      0    0
Amgen                          Com              31162100   4982822   62543          Sole             Sole      0    0
Analog Devices Inc             Com              32654105   3238976   87210          Sole             Sole      0    0
Applied Materials Inc.         Com              38222105    318000   18750          Sole             Sole      0    0
Arch Coal Inc                  Com              39380100   1827829   27079          Sole             Sole      0    0
Bruker Biosciences             Com              116794108  1239978  283100          Sole             Sole      0    0
Chevron Corporation            Com              166764100  3212162   49624          Sole             Sole      0    0
Cisco Systems Inc              Com              17275R102  2953900  164746          Sole             Sole      0    0
CitiGroup                      Com              172967101  4750418  104359          Sole             Sole      0    0
Cooper Cameron Corp            Com              216640102  2731640   36949          Sole             Sole      0    0
CVS Corporation                Com              126650100  3799295  130965          Sole             Sole      0    0
Cyberonics Inc.                Com              23251P102  3621911  121378          Sole             Sole      0    0
Dell Computer Corp             Com              247025109   211561    6186          Sole             Sole      0    0
Discovery Holding Ser A        Com              25468Y107   526763   36479          Sole             Sole      0    0
Dominion Res Inc Va            Com              25746U109  1910155   22175          Sole             Sole      0    0
Duke Energy Corp               Com              264399106   189605    6500          Sole             Sole      0    0
Electronic Arts                Com              285512109  3083730   54205          Sole             Sole      0    0
Eli Lilly & Co                 Com              532457108  3124924   58388          Sole             Sole      0    0
Enterprise Prd Prtnrs Lp       Com              293792107   327340   13000          Sole             Sole      0    0
Exxon Mobil Corp Com           Com              30231G102  6718475  105736          Sole             Sole      0    0
General Electric Co            Com              369604103  5979534  177592          Sole             Sole      0    0
Gillette Company               Com              375766102   810144   13920          Sole             Sole      0    0
Goldman Sachs Group            Com              38141G104  5709605   46962          Sole             Sole      0    0
Honeywell Intl Inc             Com              438516106  2412012   64320          Sole             Sole      0    0
Intel Corp                     Com              458140100  4815034  195336          Sole             Sole      0    0
Intuit Incorporated            Com              461202103  3575589   79794          Sole             Sole      0    0
iShares NASDAQ Biotechnology I Com              464287556  2429311   31549          Sole             Sole      0    0
Isis Pharmaceuticals           Com              464330109  1680398  332752          Sole             Sole      0    0
J P Morgan Chase & Co.         Com              46625H100  3438305  101335          Sole             Sole      0    0
Johnson & Johnson              Com              478160104  1480562   23397          Sole             Sole      0    0
Kroger Company                 Com              501044101   205900   10000          Sole             Sole      0    0
Laboratory Corp Amer           Com              50540R409   949845   19500          Sole             Sole      0    0
Liberty Media New Ser A        Com              530718105  2961273  367860          Sole             Sole      0    0
Medtronic Inc                  Com              585055106  4509985   84110          Sole             Sole      0    0
Merrill Lynch & Co             Com              590188108  3850163   62757          Sole             Sole      0    0
Microsoft Corp                 Com              594918104  4765469  185211          Sole             Sole      0    0
Morgan Stanley Dean Witter & C Com              617446448  5363794   99440          Sole             Sole      0    0
Northrop Grumman Corp          Com              666807102  2447532   45033          Sole             Sole      0    0
Novartis A G Spon Adr          Com              66987V109  2373714   46543          Sole             Sole      0    0
Plum Creek Timber Co           Com              729251108   208505    5500          Sole             Sole      0    0
Procter & Gamble Co            Com              742718109  3771149   63423          Sole             Sole      0    0
Schlumberger Ltd Com           Com              806857108  3976584   47127          Sole             Sole      0    0
Sierra Pac Res New             Com              826428104   207900   14000          Sole             Sole      0    0
Southern Company               Com              842587107   387996   10850          Sole             Sole      0    0
Symantec Corp                  Com              871503108  3863382  170493          Sole             Sole      0    0
Target Corp                    Com              87612E106  2729959   52570          Sole             Sole      0    0
Texas Instruments Inc.         Com              882508104  4336142  127910          Sole             Sole      0    0
Time Warner                    Com              887315109  3511604  193904          Sole             Sole      0    0
Tractor Supply Company         Com              892356106  1508906   33054          Sole             Sole      0    0
Transocean                     Com              G90078109  2251801   36728          Sole             Sole      0    0
United Technologies Corp       Com              913017109   196214    3785          Sole             Sole      0    0
Wal Mart Stores Inc            Com              931142103   718560   16398          Sole             Sole      0    0
Walgreen Co                    Com              931422109  2776208   63894          Sole             Sole      0    0
Waters Corp.                   Com              941848103   954978   22956          Sole             Sole      0    0
Wells Fargo                    Com              949746101   180864    3088          Sole             Sole      0    0
Wrigley Wm JR Co               Com              982526105  4765319   66295          Sole             Sole      0    0